Note 11 - Income Per Common Share (Tables)	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars, except shares outstanding and per share amounts)
	for the three months ended		for the six months ended
	April 30	April 30	April 30	April 30
	2024	2023	2024	2023

Net income	$11,828	$10,263	$24,527	$19,680
Less: dividends on preferred shares	(247)	(247)	(494)	(494)
	11,581	10,016	24,033	19,186

Weighted average number of common shares outstanding	25,964,424	26,170,621	25,964,424	26,605,052

Income per common share:	$0.45	$0.38	$0.93	$0.72